Related party transactions - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other receivables	$ 42,469	$ 38,719
Accounts payable	(347,895)	(374,986)
Equity method investments | Lacoop II, S.C
Related Party Transaction [Line Items]
Other receivables	2,091	2,779
Accounts payable	(5,936)	(5,965)
Equity method investments | Saile
Related Party Transaction [Line Items]
Other receivables	978	710
Accounts payable	$ 0	$ 0